Transactions with Related Parties - Statement of Operations (Tables) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Service Revenues	$ 1,251	$ 0
Voyage expenses	20,943	12,169
General and administrative expenses	(15,185)	(14,781)
Interest and finance costs (Note 18)		(2,595)
Related parties
Voyage and time/pool charter revenues	11,859	3,377
Service Revenues	1,120	0
Voyage expenses	(1,772)	(1,557)
Depreciation (Note 6)	(3,442)	0
General and administrative expenses	(9,053)	(11,946)
Interest and finance costs (Note 18)	(1,872)	(2,585)
Commissions for assets acquired or sold	$ 0	$ (97)